Loan and Security Agreement - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended						3 Months Ended			6 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 15, 2012	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Aug. 08, 2013 Revolving line of credit [Member]	Feb. 28, 2013 Revolving line of credit [Member]	Feb. 19, 2013 Revolving line of credit [Member] Quarters	Apr. 12, 2012 Revolving line of credit [Member]	Jan. 31, 2011 Revolving line of credit [Member] FinancialCovenants	Jan. 14, 2011 Revolving line of credit [Member]	Sep. 29, 2013 Revolving line of credit [Member]	Jun. 30, 2013 Revolving line of credit [Member]	Mar. 31, 2013 Revolving line of credit [Member]	Jun. 30, 2013 Revolving line of credit [Member]	Dec. 30, 2012 Revolving line of credit [Member]	Sep. 19, 2012 Revolving line of credit [Member]	Feb. 19, 2013 Revolving line of credit [Member] Minimum [Member]	Aug. 08, 2013 Revolving line of credit [Member] Minimum [Member]	Feb. 19, 2013 Revolving line of credit [Member] Maximum [Member]	Aug. 08, 2013 Revolving line of credit [Member] Maximum [Member]	Feb. 28, 2013 Revolving line of credit [Member] London Interbank Offered Rate (LIBOR) [Member]	Feb. 19, 2013 Revolving line of credit [Member] London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Loan Agreement date									Jan. 14, 2011
Loan Agreement interest rate description									Rate or 4.00% plus 50 basis points
Advance under revolving line							$ 20,000,000			$ 15,000,000
Basis points added to reference rate					2.50%					0.50%							0.75%		1.75%			3.25%
Reference Rate										4.00%
Loan Agreement expiration date							Apr. 14, 2015		Jan. 14, 2013
Revolving line interest rate									0.50%	0.50%
Number of financial convents									3
Loan Agreement amendment date				Feb. 19, 2013	Aug. 08, 2013		Feb. 19, 2013	Apr. 12, 2012
Loan Agreement extended maturity date														April 14, 2013
Adjusted quick ratio								1.2
Minimum EBITDA								2,000,000
Adjusted quick ratio increased								1.3
Revolving Line amount outstanding															5,000,000	5,000,000
Revolving Line additional advance	5,000,000	23,300,000	5,000,000	10,000,000							10,800,000	7,500,000	5,000,000
Periodic interest rate											6.50%				4.50%
Minimum adjusted quick ratio					1.0		1.0
Minimum cash balance held with SVB																	8,000,000	10,000,000	10,000,000	25,000,000
Minimum EBITDA																	(9,000,000)	(10,000,000)	0	0
Current borrowing capacity					15,000,000		15,000,000
Percentage of eligible accounts receivable as borrowing base					80.00%		80.00%
Percentage of eligible inventory may included in borrowing base							25.00%
Number of positive borrowing base quarters							2
SVB prime rate and LIBOR floors rate					4.00%	4.00%															1.50%
Interest rate basis point					Interest is fixed at SVB's prime rate plus 250 basis points, with a floor of 4.00%.	Interest, depending on the Company's Asset-Based Threshold, as defined, varies from SVB's prime rate plus 75 basis points (or LIBOR plus 325 basis points) to SVB's prime rate plus 175 basis points.
Revolving Line advance repaid		$ 17,500,000		$ 5,000,000							$ 7,500,000	$ 5,000,000	$ 5,000,000